Intangible assets and goodwill (Tables)	12 Months Ended
Dec. 31, 2022
Intangible Assets [Abstract]
Disclosure of reconciliation of changes in intangible assets and goodwill
The following table depicts the split between Polestar Group’s intangible assets, goodwill and trademarks:

	As of December 31,
	2022	2021
Intangible assets	1,347,709	1,312,427
Goodwill and trademarks	48,768	55,929

Total	1,396,477	1,368,356

Intangible assets were as follows:

	Internally developed IP	Software	Acquired IP	Total
Acquisition cost
Balance as of January 1, 2021	44,002	1,343	1,273,314	1,318,659
Additions 1	112,844	11	349,876	462,731
Effect of foreign currency exchange rate differences	(4,962)	(87)	(81,335)	(86,384)

Balance as of December 31, 2021	151,884	1,267	1,541,855	1,695,006

Additions 1	95,213	—	218,031	313,244
Replacement cost development project	(10,007)	—	—	(10,007)
Effect of foreign currency exchange rate differences	(19,490)	(153)	(190,491)	(210,134)

Balance as of December 31, 2022	217,600	1,114	1,569,395	1,788,109

Accumulated amortization and impairment
Balance as of January 1, 2021	(16,246)	(138)	(193,004)	(209,388)
Amortization expense	(1,025)	(157)	(187,194)	(188,376)
Effect of foreign currency exchange rate differences	1,612	12	13,561	15,185

Balance as of December 31, 2021	(15,659)	(283)	(366,637)	(382,579)

Amortization expense	(1,211)	(144)	(101,501)	(102,856)
Effect of foreign currency exchange rate differences	2,014	38	42,983	45,035

Balance as of December 31, 2022	(14,856)	(389)	(425,155)	(440,400)

Carrying amount as of December 31, 2021	136,225	984	1,175,218	1,312,427

Carrying amount as of December 31, 2022	202,744	725	1,144,240	1,347,709

1
- Of $313,244 in additions for the year ended December 31, 2022, $238,463 has been settled in cash. These $238,463 are included in the $681,204 cash used for investing activities related to additions to intangible assets, and the remaining $442,741 relates to increases in Trade payables - related parties from prior years which were settled in cash during the year ended December 31, 2022. Of $462,731 in additions for the year ended December 31, 2021, $104,971 has been settled in cash and included in cash used for investing activities related to additions to intangible assets.

Changes to the carrying amount of goodwill and trademarks were as follows:

	Goodwill	Trademarks	Total
Balance as of January 1, 2021	59,129	2,937	62,066
Effect of foreign currency exchange rate differences	(5,847)	(290)	(6,137)

Balance as of December 31, 2021	53,282	2,647	55,929

Effect of foreign currency exchange rate differences	(6,822)	(339)	(7,161)

Balance as of December 31, 2022	46,460	2,308	48,768